Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Aug. 23, 2021 INR (₨) shares	Dec. 31, 2020	Sep. 25, 2020 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 $ / shares	Aug. 23, 2021 $ / shares	Jan. 01, 2021 INR (₨)	Aug. 28, 2020 INR (₨)
Disclosure of detailed information about business combination [line items]
Equity consideration	₨ 9,128,000,000
Premium received for the put options given	₨ 0
Additions to non-controlling interests				₨ 31,000,000		₨ 42,000,000	₨ 8,000,000
Cash consideration paid to non- controlling shareholders				37,000,000	$ 0	737,000,000	1,516,000,000
Non-controlling interests contribution amount				₨ 5,007,000,000		904,000,000
Class A Shares
Disclosure of detailed information about business combination [line items]
Par value per share | $ / shares								$ 0.0001
ReNew Power Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%
Number of shares issued | shares	12,289,241
Equity consideration						9,128,000,000
Net assets acquired	₨ 130,497,000,000									₨ 322,000,000
Percentage of voting interest held by non-controlling interest				10.00%	10.00%
Cash consideration	736,000,000			₨ 19,609,000,000
Carrying value of the additional interest acquired	₨ 4,242,000,000
Non-controlling interest acquired						₨ 4,242,000,000
Proportion of ownership interest in subsidiary				93.00%	93.00%	93.00%
Cash consideration paid to non- controlling shareholders						₨ 736,000,000
ReNew Power Private Limited | GS Wyvern Holdings Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	3.00%			93.00%
Cash consideration				₨ 8,319,000,000
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
Net assets acquired										428,000,000
Proportion of ownership interest in joint venture		75.00%
Acquisition date fair value of previously held equity interest										507,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree				₨ 27,000,000
Carrying value of the additional interest acquired										₨ 107,000,000
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%
Net assets acquired											₨ 4,000,000
Cash consideration							34,000,000
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
RMG II
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Equity consideration	₨ 63,506,000,000
Net assets acquired	5,165,000,000
Costs incurred	5,528,000,000
Amount charged to statement of profit or loss	1,868,000,000
Acquisition date fair value of previously held equity interest	₨ 77,315,000,000
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
RMG II | Public Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	11,500,000
RMG II | Private Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	7,026,807
Business acquisition shares exchange ratio | shares	1
RMG II | Share premium
Disclosure of detailed information about business combination [line items]
Amount charged in statement of changes in equity	₨ 3,660,000,000
RMG II | Class A Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	19,511,966
RMG II | Class B Shares
Disclosure of detailed information about business combination [line items]
Business acquisition shares exchange ratio | shares	1
PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	85,500,000
Par value per share | $ / shares									$ 10
Equity consideration	₨ 63,506,000,000
ReNew Akshay Urja Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			44.00%
Net assets acquired			₨ 2,976,000,000
Cash consideration			1,515,000,000
Carrying value of the additional interest acquired			₨ 1,593,000,000
Non-controlling interest acquired							1,593,000,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%	100.00%
Cash consideration paid to non- controlling shareholders							1,515,000,000
ReNew Mega Solar Private Limited and ReNew Solar (Telangana) Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				49.00%
Cash consideration				₨ 1,637,000,000
Carrying value of the additional interest acquired				₨ 1,676,000,000
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				51.00%	51.00%	51.00%
ReNew Surya Mitra Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						68.00%
Aggregated Individually Immaterial Business Combinations
Disclosure of detailed information about business combination [line items]
Non-controlling interest acquired				₨ 37,000,000		₨ 0	₨ 29,000,000
Capital reserve				₨ 37,000,000